GOODWILL AND OTHER INTANGIBLE ASSETS (Schedule of Changes in Carrying Amount of Goodwill) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2013 CNY (¥)
GOODWILL AND OTHER INTANGIBLE ASSETS [Abstract]
Goodwill gross		¥ 51,819		¥ 54,425	¥ 51,819
Goodwill acquired during the year	¥ 2,606
Accumulated impairment losses
Goodwill net		¥ 51,819	$ 8,402	¥ 54,425